INCOME TAX - Changes in valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX
Balance at beginning of the year	$ 10,935	$ 6,216
Addition	8,088	4,878
True up adjustment	1,299	(46)
Foreign currency translation adjustment	164	(113)
Balance at end of the year	$ 20,486	$ 10,935